Assets and liabilities classified as held for sale	12 Months Ended
Mar. 31, 2020
Assets And Liabilities Classified As Held For Sale [Abstract]
Assets and liabilities classified as held for sale
Assets and liabilities classified as held for sale
Assets and liabilities held for sale at 31 March 2020 relate to our domestic operations in France, our domestic operations in Spain and selected domestic operations and infrastructure in 16 countries in Latin America. All of these divestments are part of the Global segment and are expected to complete in financial year 2020/21. The disposal of these operations is in line with our strategy.
The disposals do not meet the definition of a discontinued operation per IFRS 5.
For operations that are classified as held for sale, impairment testing requires management to determine whether the carrying value of the disposal groups can be supported by the fair value less costs to sell. For each of the transactions which have been classified as ‘held for sale’ at 31 March 2020 we have agreed a selling price with a prospective purchaser which we have used as the fair value for the impairment test, which is classified as Level 3 on the fair value hierarchy. An impairment charge of £37m was recognised in relation to the France divestment and a charge of £90m was recognised in relation to the Latin America divestment. These impairment charges have been recognised as a specific item, see note 9. Our domestic operations in Spain are expected to be sold at a profit and therefore no impairment has been recognised on classification as held for sale.
The disposal groups were stated at fair value less costs to sell and comprised the following assets and liabilities:

At 31 March 2020	£m
Assets
Intangible assets	35
Property, plant and equipment	37
Right-of-use assets	34
Trade and other receivables	87
Contract assets	8
Deferred tax assets	4
Inventories	1
Current tax receivable	19
Cash and cash equivalents	43
Assets held for sale	268

Liabilities
Trade and other payables	104
Contract liabilities	28
Lease liabilities	62
Current tax liabilities	4
Retirement benefit obligations	8
Provisions	5
Liabilities held for sale	211